Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2014
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
6M14 (CHF million)
Balance at beginning of period	9	(13,527)	35	(714)	3	(14,194)
Increase/(decrease)	24	(187)	15	(3)	0	(151)
Reclassification adjustments, included in net income	(9)	0	0	22	(1)	12
Total increase/(decrease)	15	(187)	15	19	(1)	(139)
Balance at end of period	24	(13,714)	50	(695)	2	(14,333)
6M13 (CHF million)
Balance at beginning of period	7	(11,349)	53	(670)	3	(11,956)
Increase/(decrease)	(17)	492	(10)	0	0	465
Reclassification adjustments, included in net income	0	46	0	28	0	74
Total increase/(decrease)	(17)	538	(10)	28	0	539
Balance at end of period	(10)	(10,811)	43	(642)	3	(11,417)

Details on significant reclassification adjustments
Details on significant reclassification adjustments

in	6M14	6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	0	46	[1]
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	31	44
Tax expense/(benefit)	(9)	(16)
Net of tax	22	28
1
Includes net releases of CHF 46 million on the sale of JO Hambro. Upon settlement in 3Q13, further net releases of CHF 38 million were recognized. These were reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total benefit costs. Refer to "Note 22 – Pension and other post-retirement benefits" for further information.